Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of current and deferred portion of income tax expenses

	For the Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expenses	—	2	13
Over-provision in prior year	(1,057)	—	—
Deferred tax (benefits) expense	(58)	(68)	645
Income tax (benefits) expenses	(1,115)	(66)	658

Schedule of net loss before income tax

	For the Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net loss before income tax from PRC operations	(92,498)	(251,302)	(480,479)
Net (loss) gain before income tax from non-PRC operations	(153,444)	(49,529)	5,168
Total net loss before income tax	(245,942)	(300,831)	(475,311)

Schedule of reconciliation between the effective income tax rate and statutory income tax rate

	For the Year ended December 31,
	2021	2022	2023
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rate of different jurisdictions	(4.39)%	(3.14)%	(0.79)%
Non-deductible expenses	(17.98)%	(6.12)%	(12.42)%
Effect of super deduction on R&D expenses	34.83%	41.00%	37.21%
Tax-free income	—	—	0.32%
Effect of change of valuation allowance	(37.44)%	(56.76)%	(49.46)%
Over provision for prior years	0.43%	—	—
Income tax expenses	0.45%	(0.02)%	(0.14)%

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
– Net operating loss carry forwards	373,215	705,249
– Deductible temporary differences	31,348	72,625
– Deferred revenue	6,294	19,620
Less: valuation allowance	(410,857)	(797,494)
Net deferred tax assets	—	—
Deferred tax liabilities
– Identifiable intangible assets from business combination.	439	—
Total deferred tax liabilities	439	—

Schedule of movement of valuation allowance

	For the Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	136,269	241,485	410,857
Addition	105,216	169,372	386,637
Total	241,485	410,857	797,494